OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

15.    OTHER CURRENT ASSETS

	December 31,	December 31,
	2016	2017
Financial assets
— Deposits paid to suppliers	714,263	756,748
— Dividends receivable	148,546	267,331
— Receivables from disposal of businesses and assets	5,080,791	575,650
— Entrusted loans and loans receivable from third parties	1,631,624	1,615,429
— Entrusted loans and loans receivable from related parties	1,859,769	2,459,883
— Receivable from disposal of Shanxi Huaxing	1,646,035	—
— Receivables from disposal of Guizhou Branch's aluminum properties	200,000	1,320,488
— Interest receivable	111,625	144,473
— Recoverable reimbursement for freight charges	37,069	13,944
— Other financial assets	899,946	1,006,189
	12,329,668	8,160,135
Less: provision for impairment	(1,666,182)	(1,673,046)
	10,663,486	6,487,089
Receivable of value-added tax refund	3,492	1,063
Advances to employees	31,869	46,890
Deductible input value added tax receivables	1,537,245	2,408,504
Prepaid income tax	104,213	64,557
Prepayments to related parties for purchases	118,777	61,150
Prepayments to suppliers for purchases and others	2,626,002	885,433
Others	168,714	113,145
	4,590,312	3,580,742
Less: provision for impairment	(6,053)	(4,155)
	4,584,259	3,576,587
Total other current assets	15,247,745	10,063,676

As at December 31, 2017, except for an amount included in other receivables amounting to RMB161 million, which were denominated in USD (December 31, 2016: receivables from disposal of business amounting to RMB2,867 million, other items amounting to RMB161 million, in advances and deposits paid to suppliers amounting to RMB1,686 million), remaining amounts in other current assets were denominated in RMB (December 31, 2016: remaining denominated in RMB).

As at December 31, 2017, except for entrusted loans and loans receivable (December 31, 2016: except for entrusted loans and loans receivable, receivables from disposals of businesses and an amount included in advances and deposits paid to suppliers) which were interest-bearing assets, all amounts in other current assets were non-interest-bearing (December 31, 2016: all non-interest-bearing).

As at December 31, 2016 and 2017, the ageing analysis of financial assets included in other current assets was as follows:

	December 31,	December 31,
	2016	2017

Within 1 year	1,911,115	2,581,750
Between 1 and 2 years	2,496,848	1,016,284
Between 2 and 3 years	1,365,830	1,689,050
Over 3 years	6,555,875	2,873,051
	12,329,668	8,160,135
Less: provision for impairment	(1,666,182)	(1,673,046)
	10,663,486	6,487,089

As at December 31, 2016 and 2017, the ageing analysis of past due but not impaired financial assets included in other current assets was as follows:

	December 31,	December 31,
	2016	2017

Past due for 1 year	613,140	1,214,509
Past due for 1 to 2 years	741,276	364,953
Past due for over 2 years	442,437	1,073,231
	1,796,853	2,652,693
Not past due	8,609,164	3,695,391
	10,406,017	6,348,084

The credit quality of other current assets that are neither past due nor impaired is assessed by reference to the counterparties' default history. As at December 31, 2016 and 2017, there was no history of default of these customers.

The credit quality of other current assets that were not impaired is assessed by reference to the counterparties’ default history. Based on past experience, the directors of the Company are of the opinion that no provision for impairment is necessary in respect of these balances as there has not been a significant change in credit quality and the balances are still considered recoverable.

Included in the Group’s past due but not impaired financial assets are amounts due from the Group’s related parties of RMB1,545 million (December 31, 2016: RMB1,279 million).

As at December 31, 2017, other current assets of RMB1,817 million (December 31, 2016: RMB1,906 million) of the Group were impaired and provisions of RMB1,677 million (December 31, 2016: RMB1,672 million) were made. The ageing analysis of these current assets is as follows:

	December 31,	December 31,
	2016	2017

Within 1 year	28,375	7,305
Between 1 and 2 years	38,234	1,775
Between 2 and 3 years	215,169	28,313
Over 3 years	1,624,207	1,779,306
	1,905,985	1,816,699
Less: provision for impairment	(1,672,235)	(1,677,201)
	233,750	139,498

Movements in the provision for impairment of other current assets are as follows:

	2016	2017

As at January 1,	1,679,137	1,672,235
Provision for impairment	3,864	29,483
Write off	(7,807)	(10,921)
Reversal	(2,959)	(9,531)
Others	—	(4,065)
As at December 31,	1,672,235	1,677,201